Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Mortgage loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance for loan losses	$ 978,754	$ 1,081,658
Net carrying amount	23,795,548	21,576,108
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	84	1,344
Financial assets that have been derecognized	20,708	5,316
Foreign exchange and other movements	(89)	(5,845)
Allowance for loan losses	77,298	73,465	$ 78,501
Net carrying amount	6,167,673	5,243,288
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,617,981)	(23,134,814)
- Charge-offs	292,655	315,765
- Changes due to modifications that did not result in derecognition	292,108	265,977
New financial assets originated or purchased	(12,417,491)	(8,916,631)
Financial assets that have been derecognized	9,796,913	8,450,587
Foreign exchange and other movements	(89,564)	401,135
Ending balance	(24,743,360)	(22,617,981)
Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(5,316,753)
Ending balance	(6,244,971)	(5,316,753)
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(21,529,027)	(22,524,308)
- Charge-offs	292,117	315,567
- Changes due to modifications that did not result in derecognition	294,305	262,888
New financial assets originated or purchased	(11,952,827)	(8,681,482)
Financial assets that have been derecognized	9,410,807	8,258,678
Foreign exchange and other movements	(61,966)	467,658
Ending balance	(23,546,591)	(21,529,027)
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(5,316,753)	(4,876,041)
- Charge-offs	11,402	12,491
- Changes due to modifications that did not result in derecognition	46,338	33,592
New financial assets originated or purchased	(2,453,883)	(1,050,291)
Financial assets that have been derecognized	1,431,188	504,911
Foreign exchange and other movements	36,737	58,585
Ending balance	(6,244,971)	(5,316,753)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(16,327,018)	(18,691,115)
Changes in the allowances - Net Transfer to stage 1	(1,184,076)	(627,546)
- Net Transfer to stage 2	554,440	1,791,800
- Net Transfer to stage 3	73,679	69,979
- Charge-offs	18,776	15,705
- Changes due to modifications that did not result in derecognition	270,726	235,650
New financial assets originated or purchased	(10,860,705)	(6,798,612)
Financial assets that have been derecognized	7,562,147	7,224,940
Foreign exchange and other movements	(63,692)	402,950
Ending balance	(19,955,723)	(16,327,018)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(4,166,515)	(4,043,765)
Changes in the allowances - Net Transfer to stage 1	(527,946)	(265,412)
- Net Transfer to stage 2	47,731	613,181
- Net Transfer to stage 3	4,862	7,706
- Changes due to modifications that did not result in derecognition	43,602	27,511
New financial assets originated or purchased	(2,342,992)	(971,616)
Financial assets that have been derecognized	1,081,369	411,059
Foreign exchange and other movements	44,005	54,821
Ending balance	(5,815,884)	(4,166,515)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(4,277,136)	(2,864,199)
Changes in the allowances - Net Transfer to stage 1	1,171,376	601,963
- Net Transfer to stage 2	(599,608)	(1,876,532)
- Net Transfer to stage 3	137,518	153,174
- Charge-offs	44,191	38,228
- Changes due to modifications that did not result in derecognition	21,168	25,330
New financial assets originated or purchased	(869,602)	(1,474,294)
Financial assets that have been derecognized	1,608,876	837,836
Foreign exchange and other movements	29,682	110,636
Ending balance	(2,733,535)	(4,277,136)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(1,025,921)	(656,010)
Changes in the allowances - Net Transfer to stage 1	525,493	259,632
- Net Transfer to stage 2	(62,549)	(669,912)
- Net Transfer to stage 3	26,414	36,114
- Charge-offs	84	63
- Changes due to modifications that did not result in derecognition	2,804	6,693
New financial assets originated or purchased	(83,827)	(76,558)
Financial assets that have been derecognized	305,420	71,328
Foreign exchange and other movements	(1,978)	2,729
Ending balance	(314,060)	(1,025,921)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(924,873)	(968,994)
Changes in the allowances - Net Transfer to stage 1	12,700	25,583
- Net Transfer to stage 2	45,168	84,732
- Net Transfer to stage 3	(211,197)	(223,153)
- Charge-offs	229,150	261,634
- Changes due to modifications that did not result in derecognition	2,411	1,908
New financial assets originated or purchased	(222,520)	(408,576)
Financial assets that have been derecognized	239,784	195,902
Foreign exchange and other movements	(27,956)	(45,928)
Ending balance	(857,333)	(924,873)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(124,317)	(176,266)
Changes in the allowances - Net Transfer to stage 1	2,453	5,780
- Net Transfer to stage 2	14,818	56,731
- Net Transfer to stage 3	(31,276)	(43,820)
- Charge-offs	11,318	12,428
- Changes due to modifications that did not result in derecognition	(68)	(612)
New financial assets originated or purchased	(27,064)	(2,117)
Financial assets that have been derecognized	44,399	22,524
Foreign exchange and other movements	(5,290)	1,035
Ending balance	$ (115,027)	$ (124,317)